Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Interest income recorded as an effect of financial instruments	€ 59,448	€ 141,491
Interest expense recorded as an effect of financial instruments	486,039	437,957
Allowances for doubtful accounts recorded as an effect of financial instruments	42,315	19,112
Net losses from foreign currency transactions	4,901	21,391
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(15,996)	4,924
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(1,473)	(2,244)
Amount reclassified from hedge reserve included in Interest income/expense	2,753	22,249
Amount reclassified from hedge reserve included in revenue	1,331	(423)
Amount reclassified from cost of hedging included in revenue	1,480	132
Amount reclassified from hedge reserve included in cost of revenue	2,509	(1,839)
Amount reclassified from cost of hedging included in cost of revenue	(1,913)	799
Amount reclassified from hedge reserve included in Inventory	(269)	(17)
Amount reclassified from cost of hedging included in Inventory	(55)	(21)
Amount reclassified from hedge reserve	6,324	19,970
Amount reclassified from cost of hedging	(488)	910
Derivatives - cash flow hedging instruments | Interest rate swap
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(12,807)	(105)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(3,189)	5,029
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(1,473)	(2,244)
Derivatives not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	24,177	1,968
Derivatives not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	7,686	(12,841)
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	16,491	14,809
Derivatives not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	(11,820)	(90,614)
Derivatives not designated as hedging instruments | Share Options to secure the Convertible Bonds
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	€ 11,820	€ 90,614